Short-Term Debt	9 Months Ended
Sep. 30, 2018
Short-Term Debt [Abstract]
Short-Term Debt

Note 6 — Short-Term Debt

Revolving Credit Facility

On August 31, 2018, the Company and SGS (together with the Company, the “Borrowers”), entered in an agreement with Payplant Alternatives Funds LLC, pursuant to which Payplant may purchase from the Borrowers, in Payplant’s sole and absolute discretion, Eligible Receivables, as that term is defined in the agreement, in exchange for cash advances, subject to the terms and conditions in the agreement.

On September 21, 2018, the Company entered into the Payplant Loan and Security Agreement (the “Loan Agreement”) with Payplant LLC as agent for Payplant Alternatives Fund LLC (“Payplant”). Pursuant to the Loan Agreement and the terms set forth in the form of promissory note attached as Exhibit A to the Loan Agreement, (the “Note”), Payplant, in its sole and absolute discretion, may loan money to the Borrowers on the basis of purchase orders or invoices issued by the Borrowers to customers for goods and services provided. The term of any loan made to the Borrowers may not exceed 360 days. The principal amount of any loan will accrue interest at a 30 day rate of 2%, calculated per day. Upon the occurrence and during the continuance of an Event of Default, as defined in the Loan Agreement, interest will accrue at a rate equal to the interest rate plus 0.42% per 30 days. In no event will interest, when combined with all fees that may be characterized as interest, exceed the Maximum Rate, as defined in the Loan Agreement. All computations of interest will be made on the basis of a 360 day year. The Borrowers will have the right to prepay any loan upon the payment of a premium of least 30 days of interest.

As security for the repayment of any loans and the performance of the Borrowers’ Obligations, as defined in the Loan Agreement, the Borrowers granted to Payplant a security interest in the Collateral, as defined in the Loan Agreement.

The Loan Agreement also includes representations and warranties made by the Borrowers, negative covenants prohibiting certain actions by the Borrowers (including, but not limited to, restrictions on additional borrowing without the consent of Payplant, restrictions on the creation of liens on the Borrowers’ property, restrictions on transactions with affiliates, restrictions on the transfer or sale of assets and restrictions on the payment of dividends) and a definition of “Events of Default” that are customary in agreements of this type. Upon the occurrence and during the continuance of any Event of Default, Payplant may, without notice or demand, declare the entire unpaid principal amount of the loans, all interest accrued and unpaid thereon and all other amounts payable under the Loan Agreement to be immediately due and payable.

As of September 30, 2018, the principal amount outstanding under the Loan Agreement was $1,019,097.